VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(“Portfolio”)

Supplement dated October 13, 2017

to the Portfolio’s Adviser Class, Service Class, and Service 2 Class Prospectus,

and Class R6 Prospectus

(each a “Prospectus” and collectively the “Prospectuses”),

each dated May 1, 2017

As disclosed in a previous supplement, dated August 25, 2017, to the Portfolio’s Prospectuses, effective December 31, 2017, Christian Derold will no longer serve as a portfolio manager for the Portfolio. In addition, effective September 30, 2017, Alex Gabriele and Richard Perrott have been added as portfolio managers for the Portfolio. Effective September 30, 2017, the Portfolio’s Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Vladimir A. Demine	Christian Derold
Portfolio Manager (since 05/10)	Portfolio Manager (since 06/09)

Alex Gabriele	Dirk Hoffman-Becking
Portfolio Manager (since 09/17)	Portfolio Manager (since 05/15)

William D. Lock	Bruno Paulson
Portfolio Manager (since 06/09)	Portfolio Manager (since 05/10)

Richard Perrott	Nic Sochovsky
Portfolio Manager (since 09/17)	Portfolio Manager (since 05/16)

Marcus Watson
Portfolio Manager (since 01/13)

EFFECTIVE DECEMBER 31, 2017
Portfolio Managers
Vladimir A. Demine	Alex Gabriele
Portfolio Manager (since 05/10)	Portfolio Manager (since 09/17)

Dirk Hoffman-Becking	William D. Lock
Portfolio Manager (since 05/15)	Portfolio Manager (since 06/09)

Bruno Paulson	Richard Perrott
Portfolio Manager (since 05/10)	Portfolio Manager (since 09/17)

Nic Sochovsky	Marcus Watson
Portfolio Manager (since 05/16)	Portfolio Manager (since 01/13)

2.	The following paragraphs are added to the sub-section entitled “Management of the Portfolios – The Sub-Advisers and Portfolio Managers – VY® Morgan Stanley Global Franchise Portfolio – Morgan Stanley Investment Management Inc.:”

Alex Gabriele, Vice President, is a member of the London-based International Equity team. He joined Morgan Stanley from Sloane Robinson LLP in 2012 and has 8 years of investment experience. Prior to joining the team, Mr. Gabriele was responsible for stock selection across the cyclical universe, predominantly in Asia ex-Japan.

Richard Perrott, Vice President, is a member of the London-based International Equity team. He joined Morgan Stanley in 2015 and has 11 years of industry experience. Prior to joining the team, Mr. Perrott was an equity research analyst at Autonomous Research covering specialty financials. Before that, Mr. Perrott covered financials at Berenberg Bank, and financials and healthcare at Sanford Bernstein.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(“Portfolio”)

Supplement dated October 13, 2017

to the Portfolio’s Adviser Class, Service Class, Service 2 Class, and Class R6

Statement of Additional Information (“SAI”),

dated May 1, 2017

Effective September 30, 2017, Alex Gabriele and Richard Perrott have been added as portfolio managers for the Portfolio. Effective September 30, 2017, the Portfolio’s SAI is hereby revised as follows:

1.	The tables in the sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Management – VY® Morgan Stanley Global Franchise Portfolio” in the Portfolio’s SAI are hereby amended to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Alex Gabriele[2]	0	$0	0	$0	0	$0
Richard Perrott[2]	0	$0	0	$0	0	$0

2 Information is as of August 31, 2017.

Ownership of Securities

Portfolio Manager	Dollar Range of Fund Shares Owned
Alex Gabriele[1]	None
Richard Perrott[1]	None

1 Information is as of August 31, 2017.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE